Significant Accounting Policies (Details) - CIK0001853021 Metals Acquisition Corp - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Sep. 03, 2021
Significant Accounting Policies
Cash	$ 35,075	$ 954,974	$ 42,314
Cash equivalents	0		0
Marketable securities held in Trust Account	271,757,366	265,155,619	268,908,716
Advances from related parties		150,000
Debt financing costs	1,598,459	0	985,760
Unrecognized tax benefits	0	0	0
Unrecognized tax benefits accrued for interest and penalties	0	0	0
IPO
Significant Accounting Policies
Offering cost	26,713,571	26,713,571	26,713,571	$ 26,713,571
Offering Costs	0
Investments fair value				11,107,653
Other offering costs	1,022,789	1,022,789	1,022,789	$ 1,022,789
Offering cost included in stockholders equity		24,729,441
Anchor Investors
Significant Accounting Policies
Investments fair value	11,107,653		11,107,653
Anchor Investors | IPO
Significant Accounting Policies
Investments fair value	$ 11,107,653	11,107,653	$ 11,107,653
Private Placement Warrants
Significant Accounting Policies
Number of warrants			201,971
Private Placement Warrants | IPO
Significant Accounting Policies
Offering cost		1,984,130
Number of warrants	13,666,666		13,666,666
Private Placement Warrants | Over-allotment option
Significant Accounting Policies
Number of warrants	201,971
Public Warrants | IPO
Significant Accounting Policies
Offering cost		$ 26,713,571
Number of warrants			504,927
Public Warrants | Over-allotment option
Significant Accounting Policies
Number of warrants	504,927